Mar. 01, 2021
Rainier International Discovery Series
Rainier International Discovery SeriesSummary Section
Investment Goal
The investment objective of the Rainier International Discovery Series (the “Series”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paiddirectly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor's contractual waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 91% of the average value of its portfolio.
Principal Investment Strategies
Under normal conditions, the Series will invest primarily in equity securities of foreign developed and emerging market companies that are small- to mid-sized at the time of purchase. In selecting securities for purchase in the Series, Rainier Investment Management, LLC (Rainier), the sub-advisor of the Series, focuses on companies that it believes have clear catalysts for positive change; sustainable competitive advantages; strong market positions; disciplined management; and attractive relative valuations. Rainier selects stocks of companies it believes will increase in value over time and makes investment decisions based primarily on an analysis of individual companies, rather than on broad economic forecasts. Rainier believes that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. In normal market conditions, the Series’ portfolio will primarily consist of securities of companies with earnings or revenue growth that Rainier attributes to solid or improving fundamentals. The equity securities in which the Series invests include U.S. dollar and non-U.S. dollar denominated common stock, preferred stock and depository receipts, securities convertible into common stock (including convertible bonds, warrants, and rights), initial public offerings (IPOs), real estate investment trusts (REITs), and instruments with economic characteristics similar to equity securities (including participatory notes and exchange-traded funds (ETFs)). Depository receipts (including American Depository Receipts (ADRs), Global Depository Receipts (GDRs), and International Depository Receipts (IDRs)) are securities listed and traded on U.S. and non-U.S. exchanges that represent ownership interests in securities of foreign companies. Participatory notes are derivative instruments that may be used by the Series to replicate equity exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Series will generally not invest more than 25% of its net assets in participatory notes at the time of purchase. The Series considers a company to be a foreign company if it meets one or more of the following criteria: (i) at least 50% of the company’s assets are located outside of the U.S.; (ii) at least 50% of the company’s revenue is generated outside of the U.S.; or (iii) the company is organized or maintains its principal place of business outside of the U.S. The Series is not required to invest a specified portion of its net assets in any particular geographic region, and will typically invest in at least three foreign countries at any time. The Series will generally not invest more than 50% of its net assets in emerging market issuers. The Series is diversified and will generally hold between 60 and 120 securities. The Series may sell a security if it reaches or surpasses its price or valuation target, when the underlying fundamentals deteriorate as compared to Rainier’s expectations, or when Rainier perceives there to be better opportunities in alternative securities. The Series may buy and sell investments frequently in seeking to achieve its objective. The Series’ investment strategy may involve allocating large portions of the Series’ portfolio to industry sectors which meet Rainier’s investment criteria. In addition, up to 10% of the Series’ net assets may be held in cash, money market instruments, or other cash equivalents at Rainier’s discretion to facilitate its management of the Series’ portfolio and cash flows.
Principal Risks of Investing in the Series
As with all mutual funds, there is no guarantee that the Series will achieve its investment objective. You could lose money by investing in the Series. Management risk — The value of your investment may decline if Rainier’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect. Market risk — Because the Series invests in stocks, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs: • U.S. and/or foreign stock markets decline. • An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings. • An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests. In a referendum held on June 23, 2016, the United Kingdom, which is a significant global economy, resolved to leave the European Union (EU). On January 31, 2020, the United Kingdom officially withdrew from the EU and entered into a transition period until December 31, 2020. On January 1, 2021, the free movement of people and goods and services between the UK and EU ended and a Trade and Customs Agreement became provisionally effective. The official withdrawal may introduce significant uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the EU. Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Series to sell such investments at inopportune times or prevent an investment the Advisor otherwise believes is attractive, each of which could result in losses to the Series. These restrictions may also negatively impact the market for securities of issuers that are similar to those directly impacted by the restrictions resulting in reduced liquidity and price declines in those securities as well. Emerging markets risk — The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks: • Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. • Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. • It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. • There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following: • The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies. • The stocks of small- and mid-size companies may be subject to liquidity risk because such stocks may have lower trading volume and be less marketable than the stocks of larger companies. Liquidity risk is further described below. • Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies. Preferred stock risk — Preferred stocks are sensitive to interest rate changes, and are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Series’ investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk similar to fixed income securities. Convertible securities risk — The Series’ investments in convertible securities are subject to interest rate risk and credit risk, similar to fixed income securities. In addition, they are also subject to the risk that the price of the underlying common stock will go down, which may cause a proportionate (or disproportionate) decline in the price of the convertible security. Rights and warrants risk — Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right's or warrant's expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security. Risk of initial public offerings — The Series may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPO), and may at times dispose of those shares shortly after their acquisition. The Series’ purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time. Real estate securities risk — The Series’ holdings in securities of issuers in the real estate industry, including investments in REITs, may subject it to additional risks even though the Series does not invest directly in real estate. These risks include, but are not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding, and increases in real estate or operating taxes. Any geographic concentration of the Series’ real estate related investments could result in the Series being subject to the above risks to a greater degree. In addition, REITs have their own expenses, and the Series will bear a proportionate share of those expenses. Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses. Participatory notes risk — The return on a participatory note (P-Note) is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Series is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities. In addition, P-Notes are subject to liquidity risk, which is described below. “Growth” investing risk — Growth stocks can be volatile for several reasons. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks. “Value” investing risk — A “value” style of investing could cause the Series to suffer losses or produce poor performance relative to other funds, even in a rising market, if Rainier’s assessment of market conditions or a company’s value or prospects for exceeding earnings expectations is inaccurate. In addition, value stocks can continue to be undervalued by the market for long periods of time. Portfolio turnover risk — The Series is subject to portfolio turnover risk because it may engage in active and frequent trading of portfolio securities. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Series. Shareholders may pay tax on such capital gains. Money market instruments risk — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. A money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. Sector focus risk — Because the Series' investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series' share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance. Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders. The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class I Shares of the Series from year to year. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. The Series operated as the Rainier International Discovery Fund (the “Predecessor Fund”), a series of Rainier Investment Management Mutual Funds, prior to the Series’ acquisition of the assets and assumption of the liabilities of the Predecessor Fund on August 21, 2017 (the “Reorganization”). Performance figures for periods prior to the Reorganization reflect the performance of Institutional Shares and Class A Shares of the Predecessor Fund, which were reorganized into Class I Shares and Class S Shares, respectively. The performance figures do not reflect the sales charges that Predecessor Fund shareholders were charged on certain purchases of Class A Shares, and have not been adjusted to reflect the Series’ expenses. If the sales charges were reflected, Class S Shares returns would be lower than those shown. If the Predecessor Fund’s performance information had been adjusted to reflect the Series’ expenses, the performance may have been higher or lower for a given period depending on the expenses incurred by the Predecessor Fund for that period. Class A Shares of the Predecessor Fund commenced operations on November 30, 2012, and all performance for periods prior to that date reflects the performance of the Predecessor Fund’s Institutional Class Shares, adjusted to reflect the higher class-related expenses of the Predecessor Fund’s Class A Shares. The Series’ Class Z shares commenced operations on August 21, 2017, and all performance below for periods prior to that date reflects the performance of the Predecessor Fund’s Institutional Class Shares. The Series’ Class W Shares commenced operations on March 1, 2019 and all returns shown for Class W Shares include the returns of the Series’ Class I Shares for periods prior to its inception date. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
Calendar Years Ended December 31
Quarterly ReturnsHighest (quarter ended 06/30/2020): 28.98%Lowest (quarter ended 03/31/2020): (19.83)%
Average Annual Total ReturnsFor Periods Ended December 31, 2020
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.